Derivative Financial Instruments and Hedging (Effect of Derivative Instruments on Consolidated Statements of Income, Pre-tax, Hedges of net investment in foreign operations) (Detail) - Hedges of net investment in foreign operations - Derivatives designated as hedging instruments - JPY (¥)
¥ in Millions
	3 Months Ended		9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	¥ 36,063	¥ 62,691	¥ (48,304)	¥ (60,048)
Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) recognized in other comprehensive income on derivative and others	2,983	11,097	(27,453)	(13,498)
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		0	0	0
Gains on sales of subsidiaries and affiliates and liquidation losses, net | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income		(7,360)	(69)	(7,309)
Interest expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	0	0	0	0
Interest expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income	¥ 3,693	¥ 2,262	¥ 11,260	4,218
Other (income) and expense | Borrowings and bonds in foreign currencies
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				0
Other (income) and expense | Foreign exchange contracts
Derivative Instruments, Gain (Loss) [Line Items]
Gains (losses) reclassified from other comprehensive income (loss) into income				¥ (252)